Income Tax Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Tax at the U.S. federal statutory rate	$ 42,067	$ 42,783	$ 37,480
State income taxes, net of federal tax benefit of $273, $337 and $262, respectively	508	625	487
Effect of indefinitely reinvesting foreign earnings	(2,281)	0	0
Tax restructuring	(3,979)	0	0
Additional foreign tax credit claimed from prior periods	0	(778)	0
Other taxes and adjustments, net	(602)	(1,255)	(1,017)
Provision for income taxes	35,713	41,375	36,950
Effective tax rate	29.7133%	33.8482%	34.5047%
Federal income tax benefit on state and local taxes	$ 273	$ 337	$ 262